Operations	12 Months Ended
Dec. 31, 2023
Boa Vista Servicos S A [member]
Disclosure Of Business And Nature Of Operations [Line Items]
Operations
1	Operations
Boa Vista Serviços S.A. (“Company” or “Boa Vista”) is a private company headquartered at Avenida Tamboré, 267 - 11th to 15th and 24th floors,
Barueri-SP.
From September 30, 2020 to October 18, 2023, Boa Vista was a publicly-traded corporation listed in the New Market segment of B3 S.A. - Brasil, Bolsa e Balcão, under the ticker BOAS3. These consolidated financial statements include the Company its subsidiary (together referred to as the “Group”). The Group lost control of the subsidiary on April 30, 2023 and thus from that date, it was no longer consolidated (See Notes 1 b), 10 and 13 for further information).
The Group began operations on November 1, 2010 as a continuation of credit protection services that were spun-out
of a previous company present for more than 60 years in the Brazilian market.
The Company has developed infrastructure and methodologies that consolidate and transform data gathered into information on individuals and legal entities, generating insights, aiming at enabling our customers to make better decisions.
The Company provides a range of analytical solutions, including credit scoring, credit recovery services, customer prospection, marketing services, anti-fraud, among others. The Company also offers data analysis services, to meet the need of companies to have access to an increasing amount of data in a more organized and customized way.
The Company operates in the Brazilian market, aiming to reduce information asymmetry, making customer prospecting, credit analysis and recovery more secure and accessible.
The Company has a national geographical presence, and its revenues are concentrated in the Southeast and South regions.

a.	Merger of Company’s shares by Equifax do Brasil S.A.
On December 18, 2022, Equifax do Brasil S.A. (“EFX Brasil”, together with the Company, “Companies”) and its parent company, Equifax Inc. (“Equifax”) (NYSE: EFX) have entered into a definitive merger agreement (“Merger Agreement”), whereby the terms and conditions for the implementation of the business combination of Equifax and the Company were established. The Merger Agreement provided for the business combination by means of the merger of shares of Boa Vista by EFX Brasil (“Merger of Shares” or “Transaction”).
On August 7, 2023, Equifax completed the Merger of Shares and the Company is now a wholly-owned subsidiary of EFX Brasil, preserving its legal personality and assets, and was delisted from B3.

b.	Joint venture
On October 25, 2022, the Company entered into an investment agreement, subsequently amended on February 23, 2023, (“Investment Agreement”) with RV Marketing, LLC and RV Technology, LLC (jointly, “RV”) for the formation of a joint venture, with the purpose of developing and operating a credit marketplace, financial services for consumers, among others, through the creation of BVRV Participações S.A. (“BVRV”). This transaction was approved by the Company’s shareholders on March 23, 2023. The closing
of the transaction occurred on April 20, 2023 (see Note 10 - Interest in joint venture).

The Joint Venture was structured through the contribution of assets: (a) by the Company, comprising (i) its
Consumidor Positivo
intangible assets, and (ii) the entire capital stock of
Acordo Certo Participações S.A. (“Acordo Certo”)
, and (b) for RV, comprising (i) R$70 million in cash,

subject to price closing adjustments, (ii) the entire share capital of the iq360 Serviços de Informação e Tecnologia Ltda. (“iq”), and (iii) intellectual property assets used by iq, including brands and software, and certain contracts entered into by iq.
The contribution of cash by RV comprises two installments, being 50% at the closing date and 50% on any subsequent date up to the 18th month after the closing date.
At the closing date, considering the first contribution by RV, the ownership interest (i) of the Company was 55% of the total capital, being 50% of the voting shares and 100% of the preferred shares, and (ii) of RV was 45% of the total capital, equivalent to 50% of the voting shares, as follows:

	Ordinary shares		Preferred shares		Total
	Quantity	%	Quantity	%	participation (%)
Boa Vista	161,000,000	50	35,000,000	100	55
RV	161,000,001	50	—	—	45

Total	322,000,001	100	35,000,000	100	100

The shareholders’ agreement, entered into on April 20, 2023 (“Shareholders’ Agreement”), establishes that the Company and RV will work together in the day-to-day
operations by participating in relevant decisions and having veto rights in strategic matters. Unanimous consent of both the Company and RV is required for decisions of the shareholders.
As relevant decisions require the unanimous consent of the Company and RV, both parties must act together to direct relevant activities that significantly affect the returns of BVRV. BRRV is a separate legal entity and the Company’s rights as shareholder are restricted to its net assets. Therefore, as there exists the contractually agreed sharing of control of BVRV and the Company has rights to the net assets, BVRV is considered to be a joint venture.
After completion of the contributions, Boa Vista will hold 50% of the voting share capital of the Joint Venture minus 1 share and RV will hold 50% of the voting share capital of the Joint Venture plus 1 share.
The shareholders’ agreement establishes that in case RV does not contribute with the second installment on any subsequent date up to the 18th month after the closing date (i) RV will be obliged to pay a non-compensatory
contractual penalty of 50% (fifty percent) of the amount not contributed, in addition to interest of 1% (one percent) per month, pro rata diem, with all values adjusted by the positive variation of 100% (one hundred percent) of the CDI, (ii) the shares resulting from the contribution will no longer be issued, (iii) all of the BVRV’s preferred shares will be converted into common shares immediately, (iv) the Company will hold 55% of the total and voting share capital of BVRV and RV will hold 45% of the total and voting share capital of the joint venture. As such, the Company would obtain control and the shareholders’ agreement would be modified accordingly to consider that relevant decisions will not require unanimous consent of the Company and RV.